Inventories - Summary of Changes In The Provision For Inventory Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes In The Provision For Inventory Losses [Abstract]
Beginning balance		R$ (185,232)	R$ (178,268)
Additions, net	[1]	(341,799)	(147,140)
Write-offs	[2]	354,692	136,431
Exchange rate variation		(97,624)	3,745
Ending balance		R$ (269,963)	R$ (185,232)

[1]	Refer to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the Company’s and its subsidiaries policy.
[2]	Consist of write-offs of products discarded by the Company.